Financial Risk Management - Analysis of the Age of Receivables from Financial Services that are Past Due (Detail) - JPY (¥) ¥ in Millions		Mar. 31, 2023	Mar. 31, 2022
Disclosure of financial assets that are either past due or impaired [line items]
Receivables from financial services		¥ 5,894,752	¥ 5,434,496
Retail [member]
Disclosure of financial assets that are either past due or impaired [line items]
Receivables from financial services	[1]	5,363,260	5,054,428
Wholesale [member]
Disclosure of financial assets that are either past due or impaired [line items]
Receivables from financial services		421,166	284,506
Financial assets past due [member]
Disclosure of financial assets that are either past due or impaired [line items]
Receivables from financial services		311,950	276,982
Financial assets past due [member] | Less than 30 days [member]
Disclosure of financial assets that are either past due or impaired [line items]
Receivables from financial services		233,148	214,522
Financial assets past due [member] | 30-59 days past due [member]
Disclosure of financial assets that are either past due or impaired [line items]
Receivables from financial services		55,802	43,138
Financial assets past due [member] | 60-89 days past due [member]
Disclosure of financial assets that are either past due or impaired [line items]
Receivables from financial services		13,201	11,463
Financial assets past due [member] | 90 days and greater past due [member]
Disclosure of financial assets that are either past due or impaired [line items]
Receivables from financial services		9,799	7,859
Financial assets past due [member] | Retail [member]
Disclosure of financial assets that are either past due or impaired [line items]
Receivables from financial services		302,015	266,676
Financial assets past due [member] | Retail [member] | Less than 30 days [member]
Disclosure of financial assets that are either past due or impaired [line items]
Receivables from financial services		223,674	204,661
Financial assets past due [member] | Retail [member] | 30-59 days past due [member]
Disclosure of financial assets that are either past due or impaired [line items]
Receivables from financial services		55,675	43,051
Financial assets past due [member] | Retail [member] | 60-89 days past due [member]
Disclosure of financial assets that are either past due or impaired [line items]
Receivables from financial services		13,185	11,452
Financial assets past due [member] | Retail [member] | 90 days and greater past due [member]
Disclosure of financial assets that are either past due or impaired [line items]
Receivables from financial services		9,481	7,512
Financial assets past due [member] | Finance lease [member]
Disclosure of financial assets that are either past due or impaired [line items]
Receivables from financial services		968	582
Financial assets past due [member] | Finance lease [member] | Less than 30 days [member]
Disclosure of financial assets that are either past due or impaired [line items]
Receivables from financial services		545	200
Financial assets past due [member] | Finance lease [member] | 30-59 days past due [member]
Disclosure of financial assets that are either past due or impaired [line items]
Receivables from financial services		118	51
Financial assets past due [member] | Finance lease [member] | 60-89 days past due [member]
Disclosure of financial assets that are either past due or impaired [line items]
Receivables from financial services		5	7
Financial assets past due [member] | Finance lease [member] | 90 days and greater past due [member]
Disclosure of financial assets that are either past due or impaired [line items]
Receivables from financial services		300	324
Financial assets past due [member] | Wholesale [member]
Disclosure of financial assets that are either past due or impaired [line items]
Receivables from financial services		8,967	9,724
Financial assets past due [member] | Wholesale [member] | Less than 30 days [member]
Disclosure of financial assets that are either past due or impaired [line items]
Receivables from financial services		8,929	9,661
Financial assets past due [member] | Wholesale [member] | 30-59 days past due [member]
Disclosure of financial assets that are either past due or impaired [line items]
Receivables from financial services		9	36
Financial assets past due [member] | Wholesale [member] | 60-89 days past due [member]
Disclosure of financial assets that are either past due or impaired [line items]
Receivables from financial services		11	4
Financial assets past due [member] | Wholesale [member] | 90 days and greater past due [member]
Disclosure of financial assets that are either past due or impaired [line items]
Receivables from financial services		¥ 18	¥ 23

[1]	The tables above represent the gross amounts of retail receivables by stages of ECL model since the expected credit losses are measured collectively by our finance subsidiaries and the balances of those receivables are not directly allocated to the risk ratings.